BALANCE SHEET (Parenthetical) - $ / shares	Aug. 09, 2021	Apr. 01, 2021
Statement of Financial Position [Abstract]
Common Stock, Par Value		$ 0.00001
Common stock, shares authorized		1,000
Common Stock, Shares, Outstanding	63,742,728	100